Warrants Liability (Details) - USD ($)							12 Months Ended
	Oct. 15, 2025	Oct. 06, 2025	Feb. 27, 2025	Feb. 07, 2025	Jun. 17, 2024	Feb. 27, 2024	Jun. 30, 2026	Mar. 05, 2026	Mar. 01, 2025
Warrants Liability [Line Items]
Exercise price per share (in Dollars per share)		$ 7
Warrant exercised							3,315,000
warrants exercised fund (in Dollars)							$ 23,205,000
Amortised period							6 years
Ordinary shares received								1,409,624
Level 1 [Member]
Warrants Liability [Line Items]
Loss of fair value of warrants							$ 23,973,908
Level 3 [Member]
Warrants Liability [Line Items]
Loss of fair value of warrants							$ 96,898,145
Empery Asset Management LP [Member]
Warrants Liability [Line Items]
Number of warrants issued				4,910,000	1,000,000
Exercise price per share (in Dollars per share)			$ 5	$ 7
Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability [Line Items]
Number of warrants issued						1,814,797
Exercise price (in Dollars per share)						$ 5
PIPE Warrants [Member]
Warrants Liability [Line Items]
Number of warrants issued		10,000,000
Unlisted Warrants [Member]
Warrants Liability [Line Items]
Exercise price per share (in Dollars per share)							$ 7
Warrants [Member]
Warrants Liability [Line Items]
Exercise price per share (in Dollars per share)			$ 5				$ 11.5
Issue of listed warrants (in Dollars)							$ 919,150
Warrants [Member] | Empery Asset Management LP [Member]
Warrants Liability [Line Items]
Exercise price per share (in Dollars per share)					$ 11.45
Warrant exercised	1,000,000
Warrants [Member] | Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability [Line Items]
Exercise price per share (in Dollars per share)						$ 10.71
Share value (in Dollars)									$ 27,200,000
Warrants [Member] | CRML [Member]
Warrants Liability [Line Items]
Share value (in Dollars)									$ 27,200,000
Number of warrants issued	835,474
Warrants [Member] | Sizzle Warrant Holders [Member]
Warrants Liability [Line Items]
Listed warrants							7,750,000